Quantitative and qualitative disclosure about market risk - provision for loan losses and interest receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement of the provision for loan losses and interest receivable
Balance as of January 1	$ 194
Provisions for doubtful accounts	1,980	$ 194
Balance as of December 31	$ 2,174	$ 194